LOANS AND BORROWINGS - Borrowings (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Borrowings
Short-term borrowings	¥ 314,052	¥ 239,777
Current portion of long-term borrowings	638,682	388,701
Sub-total	952,734	628,478
Long-term borrowings, excluding current portion	2,241,895	1,509,676
Total loans and borrowings	¥ 3,194,629	¥ 2,138,154